Stock-Based Compensation - Summary of the Company's Non-vested Restricted Share Awards (Parenthetical) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	$ 28,493,000	$ 550,000	$ 29,265,000	$ 1,692,000
Share based compensation by share based arrangement equity instruments other than options vested during the period fair value			6,000
Share based compensation by share based arrangement equity instruments other than options unrecognized compensation	37,100		$ 37,100
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			2 years 4 months 24 days		1 year 10 months 24 days	2 years
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	2,898,000	0	$ 2,949,000	0
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation	25,595,000	$ 550,000	26,316,000	$ 1,692,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options unrecognized compensation	$ 98,000		$ 98,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			1 year 6 months		1 year 8 months 12 days